Schedule of employee benefits expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Salaries, wages and bonuses	$ 524,521	$ 472,611
Directors’ remuneration	373,093	110,651
Directors’ fees	64,002
Employer’s contribution to defined contribution plans including Central Provident Fund	60,679	53,577
Other short term benefit	27,602	2,221
Employee benefits expense	$ 1,049,897	$ 639,060